Revenue - Total revenues (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Stream Interests, Gold	$ 44,613	$ 23,614	$ 88,817	$ 43,950
Stream Interests, Silver	30,389	25,485	49,678	44,652
Royalty Interests	19,085	14,482	37,837	31,135
Revenue - other	0	0	0	1,372
Total revenues	$ 94,087	$ 63,581	$ 176,332	$ 121,109